SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 17.6%
	Auto Receivables — 3.0%
	ACC Trust,
[a]	Series 2019-2 Class A, 2.82% due 2/21/2023	$ 3,846,556	$ 3,857,214
[a]	Series 2020-A Class A, 6.00% due 3/20/2023	10,410,896	10,638,537
[a]	Series 2021-1 Class A, 0.74% due 11/20/2023	12,715,000	12,708,001
	American Credit Acceptance Receivables Trust,
[a]	Series 2020-2 Class C, 3.88% due 4/13/2026	11,500,000	12,052,636
[a]	Series 2020-2 Class D, 5.65% due 5/13/2026	4,250,000	4,606,954
	Arivo Acceptance Auto Loan Receivables Trust,
[a]	Series 2019-1 Class A, 2.99% due 7/15/2024	2,045,661	2,073,749
[a]	Series 2019-1 Class B, 3.37% due 6/15/2025	3,547,000	3,660,021
[a]	Series 2021-1A Class A, 1.19% due 1/15/2027	10,271,553	10,310,872
[a]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62% due 2/15/2024	2,726,206	2,739,969
	CarNow Auto Receivables Trust,
[a]	Series 2019-1A Class A, 2.72% due 11/15/2022	764,409	765,627
[a]	Series 2020-1A Class A, 1.76% due 2/15/2023	5,551,725	5,570,181
	Carvana Auto Receivables Trust,
[a]	Series 2019-1A Class D, 3.88% due 10/15/2024	11,723,000	12,198,135
[a]	Series 2020-N1A Class A, 1.53% due 1/16/2024	4,217,913	4,224,893
[a]	CIG Auto Receivables Trust, Series 2020-1A Class A, 0.68% due 10/12/2023	6,536,398	6,544,351
	CPS Auto Receivables Trust,
[a]	Series 2017-D Class D, 3.73% due 9/15/2023	2,009,899	2,031,721
[a]	Series 2020-A Class A, 2.09% due 5/15/2023	1,406,277	1,407,483
[a]	Series 2021-A Class A, 0.35% due 1/16/2024	8,450,041	8,452,914
[a]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	10,501,273	10,522,494
	Drive Auto Receivables Trust, Series 2019-1 Class D, 4.09% due 6/15/2026	12,500,000	12,966,187
[a]	DT Auto Owner Trust, Series 2019-4A Class D, 2.85% due 7/15/2025	7,500,000	7,735,118
[a]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	2,000,000	2,061,353
	FHF Trust,
[a]	Series 2020-1A Class A, 2.59% due 12/15/2023	12,509,675	12,611,558
[a]	Series 2021-1A Class A, 1.27% due 3/15/2027	22,320,509	22,314,086
[a]	Flagship Credit Auto Trust, Series 2019-2 Class D, 3.53% due 5/15/2025	3,500,000	3,650,807
	GLS Auto Receivables Issuer Trust,
[a]	Series 2019-4A Class A, 2.47% due 11/15/2023	2,109,557	2,120,623
[a]	Series 2020-1A Class A, 2.17% due 2/15/2024	7,781,499	7,829,447
[a]	Series 2020-3A Class A, 0.69% due 10/16/2023	4,116,190	4,121,798
[a]	Series 2020-3A Class B, 1.38% due 8/15/2024	5,200,000	5,236,376
[a]	NextGear Floorplan Master Owner Trust, Series 2018-2A Class A2, 3.69% due 10/15/2023	15,049,000	15,194,332
[a]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	10,818,425	10,911,742
[a,b]	Oscar US Funding Trust IX, LLC, Series 2018-2A Class A4, 3.63% due 9/10/2025	1,850,000	1,904,006
[a,b]	Oscar US Funding XI, LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	14,400,000	14,580,453
[a,b]	Oscar US Funding XII, LLC, Series 2021-1A Class A3, 0.70% due 4/10/2025	18,000,000	18,025,721
	Tesla Auto Lease Trust,
[a]	Series 2018-B Class A, 3.71% due 8/20/2021	30,028	30,078
[a]	Series 2020-A Class A2, 0.55% due 5/22/2023	4,661,665	4,666,467
	United Auto Credit Securitization Trust,
[a]	Series 2019-1 Class D, 3.47% due 8/12/2024	5,919,677	5,960,778
[a]	Series 2020-1 Class A, 0.85% due 5/10/2022	58,573	58,578
[a]	USASF Receivables, LLC, Series 2020-1A Class A, 2.47% due 8/15/2023	19,228,982	19,306,646
[a]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	14,757,211	14,756,060
			300,407,966
	Credit Card — 1.2%
[a]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	3,400,000	3,421,673
[a]	Continental Credit Card, LLC, Series 2019-1A Class A, 3.83% due 8/15/2026	23,000,000	23,440,029
[a]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A Class A, 2.24% due 12/15/2028	17,500,000	17,638,936
[a]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90% due 9/20/2024	32,330,000	32,682,442
[a]	Genesis Private Label Amortizing Trust, Series 2020-1 Class A, 2.08% due 7/20/2030	1,726,782	1,727,668
[a]	Genesis Sales Finance Master Trust, Series 2020-AA, 1.65% due 9/22/2025	15,000,000	15,103,743
[a]	Mercury Financial Credit Card Master Trust, Series 2021-1A Class A, 1.54% due 3/20/2026	30,900,000	30,993,315
			125,007,806
	Other Asset Backed — 11.1%
[a]	Affirm Asset Securitization Trust, Series 2021-A, 0.88% due 8/15/2025	14,500,000	14,518,403

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Amur Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89% due 7/20/2022	$ 1,515,953	$ 1,535,005
[a]	Amur Equipment Finance Receivables VII, LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	4,705,379	4,765,327
[a]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	14,320,279	14,441,062
	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	3,417,237	3,463,468
	Aqua Finance Trust,
[a]	Series 2017-A Class A, 3.72% due 11/15/2035	1,570,382	1,612,939
[a]	Series 2019-A Class A, 3.14% due 7/16/2040	11,096,611	11,399,452
[a]	Series 2020-AA Class A, 1.90% due 7/17/2046	42,808,958	43,298,624
[a]	Series 2020-AA Class C, 3.97% due 7/17/2046	6,300,000	6,618,173
[a,c]	Arm Master Trust, Series 2021-T2 Class A, 1.42% due 1/15/2024	2,850,000	2,849,866
[a]	Avant Loans Funding Trust, Series 2019-B Class B, 3.15% due 10/15/2026	4,143,610	4,163,993
[a]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	4,820,581	4,916,514
[a,d]	Bayview Opportunity Master Fund IV Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	1,519,260	1,541,126
[a]	BCC Funding Corp. XVI, LLC, Series 2019-1A Class A2, 2.46% due 8/20/2024	12,824,637	12,952,832
[a]	BCC Funding XVII, LLC, Series 2020-1 Class A2, 0.91% due 8/20/2025	9,000,000	9,019,778
[a]	BHG Securitization Trust, Series 2021-A Class A, 1.42% due 11/17/2033	31,357,800	31,300,287
[a]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	1,835,326	1,883,497
[a]	CFG Investments Ltd., Series 2021-1 Class A, 4.70% due 5/20/2032	6,000,000	6,138,404
[a]	Conn’s Receivables Funding, LLC, Series 2020-A Class A, 1.71% due 6/16/2025	3,009,200	3,010,755
[a]	Crossroads Asset Trust, Series 2021-A Class A2, 0.82% due 3/20/2024	7,000,000	7,021,884
	Dell Equipment Finance Trust,
[a]	Series 2020-1 Class A2, 2.26% due 6/22/2022	6,135,102	6,174,706
[a]	Series 2020-1 Class D, 5.92% due 3/23/2026	6,000,000	6,365,945
[a]	Dext, LLC, Series 2020-1 Class A, 1.46% due 2/16/2027	22,607,075	22,721,013
[a]	Diamond Infrastructure Funding, LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	35,821,847
	Diamond Resorts Owner Trust,
[a]	Series 2018-1 Class A, 3.70% due 1/21/2031	4,446,330	4,610,568
[a]	Series 2019-1A Class A, 2.89% due 2/20/2032	11,352,562	11,699,439
[a]	DLL Securitization Trust, Series 2017-A Class A4, 2.43% due 11/17/2025	441,086	442,248
[a,b]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	3,923,445	3,656,991
	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	5,636,808	5,735,542
[a]	ExteNet, LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	9,855,000	10,172,813
	Foundation Finance Trust,
[a]	Series 2017-1A Class A, 3.30% due 7/15/2033	1,264,082	1,281,884
[a]	Series 2019-1A Class A, 3.86% due 11/15/2034	12,137,613	12,620,996
[a]	Series 2020-1A Class A, 3.54% due 7/16/2040	11,483,378	11,950,233
[a]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	3,320,332
[a]	Series 2021-1A Class A, 1.27% due 5/15/2041	19,625,807	19,661,287
	Freed ABS Trust,
[a]	Series 2019-1 Class B, 3.87% due 6/18/2026	1,151,863	1,160,550
[a]	Series 2019-2 Class A, 2.62% due 11/18/2026	576,066	576,694
[a]	Series 2019-2 Class B, 3.19% due 11/18/2026	2,500,000	2,520,610
[a]	Series 2020-2CP Class A, 4.52% due 6/18/2027	1,391,871	1,397,323
[a]	Series 2020-3FP Class A, 2.40% due 9/20/2027	968,038	969,209
[a]	Series 2020-FP1 Class A, 2.52% due 3/18/2027	3,125,545	3,138,961
[a]	Series 2021-1CP Class A, 0.66% due 3/20/2028	8,407,671	8,411,236
[a]	Series 2021-2 Class A, 0.68% due 6/19/2028	13,617,073	13,633,562
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	24,812,036	24,981,813
[a]	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS Class A, 2.10% due 5/20/2048	19,900,000	19,755,849
[a,d]	Gracie Point International Funding, Series 2020-B Class A, 1.492% (LIBOR 1 Month + 1.40%) due 5/2/2023	11,899,535	12,010,198
	HERO Funding Trust,
[a]	Series 2015-1A Class A, 3.84% due 9/21/2040	4,031,113	4,237,880
[a]	Series 2017-2A Class A1, 3.28% due 9/20/2048	832,833	867,218
	Hilton Grand Vacations Trust,
[a]	Series 2019-AA Class A, 2.34% due 7/25/2033	7,955,501	8,184,326
[a]	Series 2020-AA Class A, 2.74% due 2/25/2039	1,435,939	1,490,574
[a]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	7,130,493	7,207,339
[a]	InStar Leasing III, LLC, Series 2021-1A, 2.30% due 2/15/2054	9,822,849	9,824,634
[a]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class A, 2.731% due 10/15/2028	41,000,000	41,927,768
	LL ABS Trust,
[a]	Series 2019-1A Class A, 2.87% due 3/15/2027	388,549	388,859
[a]	Series 2020-1A Class A, 2.33% due 1/17/2028	6,536,731	6,580,426
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS, 2.29% due 1/20/2048	21,968,708	22,010,120

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Marlette Funding Trust,
[a]	Series 2019-2A Class A, 3.13% due 7/16/2029	$ 527,890	$ 529,548
[a]	Series 2019-4A Class A, 2.39% due 12/17/2029	1,598,751	1,606,143
[a]	Series 2019-4A Class B, 2.95% due 12/17/2029	1,500,000	1,525,996
[a]	Series 2020-2A Class A, 1.02% due 9/16/2030	3,371,838	3,375,623
[a]	Series 2021-1A Class A, 0.60% due 6/16/2031	14,524,948	14,534,463
[a]	Mosaic Solar Loan Trust, Series 2021A Class A, 2.10% due 4/20/2046	5,682,193	5,776,715
	Nationstar HECM Loan Trust,
[a,d]	Series 2019-1A Class A, 2.651% due 6/25/2029	3,134,099	3,138,769
[a,d]	Series 2020-1A Class A1, 1.269% due 9/25/2030	28,608,393	28,679,945
[a]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	56,650,000	56,671,482
	NRZ Advance Receivables Trust,
[a]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	40,000,000	40,048,732
[a]	Series 2020-T2 Class BT2, 1.724% due 9/15/2053	3,000,000	3,007,455
[a]	Series 2020-T3 Class AT3, 1.317% due 10/15/2052	29,000,000	29,006,116
[a]	Ocwen Master Advance Receivables Trust, Series 2020-T1 Class AT1, 1.278% due 8/15/2052	56,025,000	56,630,748
[a]	Oportun Funding X, LLC, Series 2018-C Class A, 4.10% due 10/8/2024	7,550,000	7,546,386
[a]	Oportun Funding XIII, LLC, Series 2019-A Class B, 3.87% due 8/8/2025	7,500,000	7,654,467
[a]	Oportun Funding, LLC, Series 2020-1 Class A, 2.20% due 5/15/2024	7,183,143	7,217,323
	Pagaya AI Debt Selection Trust,
[a]	Series 2020-3 Class A, 2.10% due 5/17/2027	4,826,361	4,860,788
[a]	Series 2021-1 Class A, 1.18% due 11/15/2027	38,450,097	38,532,664
[a]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	15,000,000	14,939,213
	Pawnee Equipment Receivables, LLC,
[a]	Series 2019-1 Class A2, 2.29% due 10/15/2024	13,750,690	13,894,425
[a]	Series 2020-1 Class A, 1.37% due 11/17/2025	9,925,057	9,978,706
[a]	PFS Financing Corp., Series 2020-B Class A, 1.21% due 6/15/2024	15,600,000	15,730,057
	SCF Equipment Leasing, LLC,
[a]	Series 2019-2A Class A1, 2.22% due 6/20/2024	5,564,139	5,612,919
[a]	Series 2019-2A Class C, 3.11% due 6/21/2027	3,000,000	3,129,118
[a]	Sierra Timeshare Receivables Funding, LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	1,651,351	1,705,499
	Small Business Lending Trust,
[a]	Series 2019-A Class A, 2.85% due 7/15/2026	636,271	635,881
[a]	Series 2020-A Class A, 2.62% due 12/15/2026	3,902,404	3,914,896
	SoFi Consumer Loan Program,
[a]	Series 2018-2 Class C, 4.25% due 4/26/2027	13,170,000	13,539,270
[a]	Series 2019-1 Class D, 4.42% due 2/25/2028	2,955,000	3,052,545
	SoFi Consumer Loan Program Trust,
[a]	Series 2018-3 Class C, 4.67% due 8/25/2027	8,085,000	8,385,962
[a]	Series 2019-2 Class A, 3.01% due 4/25/2028	537,755	538,812
[a]	Series 2019-3 Class A, 2.90% due 5/25/2028	2,541,515	2,551,111
[a]	SpringCastle America Funding, LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	49,298,424	49,792,503
[a]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	6,000,000	6,041,856
[a]	Theorem Funding Trust, Series 2020-1A Class A, 2.48% due 10/15/2026	7,607,891	7,651,311
	Towd Point Mortgage Trust,
[a,d]	Series 2016-5 Class A1, 2.50% due 10/25/2056	4,082,170	4,147,713
[a,d]	Series 2017-1 Class A1, 2.75% due 10/25/2056	2,021,926	2,052,868
[a,d]	Series 2018-1 Class A1, 3.00% due 1/25/2058	756,546	776,543
[a,d]	Series 2018-2 Class A1, 3.25% due 3/25/2058	6,267,009	6,493,730
[a,d]	Series 2018-3 Class A1, 3.75% due 5/25/2058	4,470,028	4,711,657
[a,d]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	7,235,587	7,473,443
[a,d]	Series 2019-HY2 Class 1, 1.092% (LIBOR 1 Month + 1.00%) due 5/25/2058	21,480,752	21,644,175
	Upstart Pass-Through Trust,
[a]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	1,464,928	1,496,632
[a]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	7,081,438	7,218,426
[a]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	4,650,000	4,648,222
	Upstart Securitization Trust,
[a]	Series 2019-2 Class A, 2.897% due 9/20/2029	1,199,231	1,201,173
[a]	Series 2019-2 Class B, 3.734% due 9/20/2029	10,900,000	11,028,428
[a]	Series 2019-3 Class A, 2.684% due 1/21/2030	1,070,185	1,074,601
[a]	Series 2019-3 Class B, 3.829% due 1/21/2030	2,350,000	2,394,323
[a]	Series 2020-1 Class B, 3.093% due 4/22/2030	3,250,000	3,316,427
[a]	Series 2020-3 Class A, 1.702% due 11/20/2030	13,010,352	13,082,898

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Series 2021-1 Class A, 0.87% due 3/20/2031	$ 9,649,847	$ 9,668,676
[a]	Series 2021-2 Class A, 0.91% due 6/20/2031	20,067,421	20,010,218
[a]	VB-S1 Issuer, LLC, Series 2020-1A Class C2, 3.031% due 6/15/2050	6,500,000	6,791,993
			1,134,631,975
	Student Loan — 2.3%
	College Ave Student Loans,
[a,d]	Series 2021-A Class A1, 1.192% (LIBOR 1 Month + 1.10%) due 7/25/2051	10,845,004	10,936,751
[a]	Series 2021-A Class A2, 1.60% due 7/25/2051	3,237,315	3,227,954
	Commonbond Student Loan Trust,
[a]	Series 18-CGS Class A1, 3.87% due 2/25/2046	3,384,785	3,492,286
[a]	Series 2020-1 Class A, 1.69% due 10/25/2051	24,821,794	24,934,129
[a]	Series 2021-AGS Class A, 1.20% due 3/25/2052	15,794,148	15,716,193
[a,d]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 1.273% (LIBOR 1 Month + 1.20%) due 12/15/2028	1,872,713	1,884,167
	Navient Private Education Refi Loan Trust,
[a,d]	Series 2019-D Class A2B, 1.123% (LIBOR 1 Month + 1.05%) due 12/15/2059	13,173,831	13,276,755
[a]	Series 2021-A Class A, 0.84% due 5/15/2069	6,347,028	6,331,740
	Navient Student Loan Trust,
[d]	Series 2014-1 Class A3, 0.602% (LIBOR 1 Month + 0.51%) due 6/25/2031	6,723,787	6,661,276
[a,d]	Series 2016-6A Class A2, 0.842% (LIBOR 1 Month + 0.75%) due 3/25/2066	6,020,881	6,038,562
	Nelnet Student Loan Trust,
[a,d]	Series 2013-1A Class A, 0.692% (LIBOR 1 Month + 0.60%) due 6/25/2041	4,506,862	4,483,409
[a,d]	Series 2015-2A Class A2, 0.692% (LIBOR 1 Month + 0.60%) due 9/25/2047	32,541,231	32,372,924
[a,d]	Series 2015-3A Class A2, 0.692% (LIBOR 1 Month + 0.60%) due 2/27/2051	2,232,881	2,225,066
[a,d]	Series 2016-A Class A1A, 1.842% (LIBOR 1 Month + 1.75%) due 12/26/2040	2,107,756	2,117,674
[a,d]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 0.642% (LIBOR 1 Month + 0.55%) due 5/25/2057	1,076,929	1,065,399
	SLM Student Loan Trust,
[d]	Series 2011-2 Class A2, 1.292% (LIBOR 1 Month + 1.20%) due 10/25/2034	13,352,000	13,656,074
[d]	Series 2013-6 Class A3, 0.742% (LIBOR 1 Month + 0.65%) due 6/25/2055	31,963,495	32,122,482
	SMB Private Education Loan Trust,
[a,d]	Series 2015-A Class A3, 1.573% (LIBOR 1 Month + 1.50%) due 2/17/2032	10,000,000	10,124,271
[a,d]	Series 2020-A Class A1, 0.401% (LIBOR 1 Month + 0.30%) due 3/15/2027	1,832,611	1,832,621
[a]	Series 2020-BA Class A1A, 1.29% due 7/15/2053	33,353,100	33,193,363
[a,d]	Series 2021-A Class A1, 0.601% (LIBOR 1 Month + 0.50%) due 1/15/2053	7,302,700	7,307,505
[a]	SoFi Professional Loan Program, LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	2,847,121	2,880,471
			235,881,072
	Total Asset Backed Securities (Cost $1,771,175,480)		1,795,928,819
	Corporate Bonds — 34.9%
	Automobiles & Components — 1.4%
	Automobiles — 1.4%
[a,b,d]	BMW Finance N.V., 0.958% (LIBOR 3 Month + 0.79%) due 8/12/2022	25,800,000	25,999,692
[a]	BMW US Capital, LLC, 2.95% due 4/14/2022	1,894,000	1,933,585
	Daimler Finance North America, LLC,
[a,d]	1.056% (LIBOR 3 Month + 0.90%) due 2/15/2022	19,050,000	19,143,345
[a]	2.125% due 3/10/2025	16,900,000	17,493,190
[a]	3.40% due 2/22/2022	6,000,000	6,117,900
[a]	3.70% due 5/4/2023	4,725,000	4,988,466
[a]	Harley-Davidson Financial Services, Inc., Series CO, 4.05% due 2/4/2022	7,976,000	8,145,969
	Hyundai Capital America,
[a]	0.875% due 6/14/2024	8,710,000	8,670,892
[a]	1.80% due 10/15/2025 - 1/10/2028	9,765,000	9,794,830
[a]	2.375% due 2/10/2023	11,460,000	11,751,428
[a]	3.95% due 2/1/2022	13,767,000	14,028,022
	Hyundai Capital Services, Inc.,
[a,b]	1.25% due 2/8/2026	2,970,000	2,923,371
[a,b]	3.75% due 3/5/2023	2,029,000	2,127,934
[a,d]	Nissan Motor Acceptance Corp., 0.838% (LIBOR 3 Month + 0.65%) due 7/13/2022	1,560,000	1,562,075
[a]	Volkswagen Group of America Finance, LLC, 2.50% due 9/24/2021	5,375,000	5,402,197
	Trading Companies & Distributors — 0.0%
[a,b]	Mitsubishi HC Capital, Inc., 3.406% due 2/28/2022	2,800,000	2,846,032
			142,928,928
	Banks — 1.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Banks — 1.0%
[a,b,d]	ABN AMRO Bank N.V., 0.709% (LIBOR 3 Month + 0.57%) due 8/27/2021	$ 6,800,000	$ 6,805,712
[d]	Capital One NA, 0.982% (LIBOR 3 Month + 0.82%) due 8/8/2022	28,150,000	28,340,012
[d]	Citizens Bank N.A./Providence RI, 1.096% (LIBOR 3 Month + 0.95%) due 3/29/2023	20,500,000	20,692,905
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	6,823,000	7,289,898
	3.45% due 6/2/2025	4,453,000	4,782,834
	4.40% due 7/13/2027	4,940,000	5,542,186
	Sumitomo Mitsui Trust Bank Ltd.,
[a,b]	0.80% due 9/12/2023	14,760,000	14,846,936
[a,b]	0.85% due 3/25/2024	6,550,000	6,564,214
	Zions Bancorp N.A., 3.35% due 3/4/2022	6,750,000	6,866,167
			101,730,864
	Capital Goods — 0.7%
	Aerospace & Defense — 0.3%
	Boeing Co., 2.196% due 2/4/2026	6,256,000	6,315,119
	Teledyne Technologies, Inc.,
	2.25% due 4/1/2028	14,951,000	15,233,125
	2.75% due 4/1/2031	7,501,000	7,711,403
	Industrial Conglomerates — 0.0%
	Trane Technologies Co. LLC, 6.391% due 11/15/2027	3,000,000	3,635,580
	Machinery — 0.4%
	Flowserve Corp.,
	3.50% due 10/1/2030	8,414,000	8,879,547
	4.00% due 11/15/2023	2,595,000	2,768,398
	nVent Finance Sarl,
[b]	3.95% due 4/15/2023	7,980,000	8,337,664
[b]	4.55% due 4/15/2028	7,023,000	7,724,598
[d]	Otis Worldwide Corp., 0.644% (LIBOR 3 Month + 0.45%) due 4/5/2023	9,850,000	9,845,961
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	3,853,000	4,178,424
			74,629,819
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
	Panasonic Corp.,
[a,b]	2.536% due 7/19/2022	16,810,000	17,137,459
[a,b]	2.679% due 7/19/2024	2,000,000	2,102,480
			19,239,939
	Diversified Financials — 6.1%
	Capital Markets — 1.8%
	Ares Capital Corp., 3.25% due 7/15/2025	8,155,000	8,580,691
[a]	Blackstone Secured Lending Fund, 2.75% due 9/16/2026	3,926,000	3,979,747
[d]	Charles Schwab Corp., 0.55% (SOFR + 0.50%) due 3/18/2024	18,814,000	18,938,737
	Legg Mason, Inc., 4.75% due 3/15/2026	5,000,000	5,823,300
[a,b]	LSEGA Financing plc, 1.375% due 4/6/2026	9,720,000	9,736,718
	Main Street Capital Corp., 3.00% due 7/14/2026	8,163,000	8,383,728
	Owl Rock Capital Corp., 2.875% due 6/11/2028	19,491,000	19,360,215
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	28,710,000	28,351,125
[a]	3.75% due 6/17/2026	12,276,000	12,908,460
[a]	4.75% due 12/15/2025	17,883,000	19,663,789
	Sixth Street Specialty Lending, Inc., 2.50% due 8/1/2026	5,100,000	5,143,452
	SLR Investment Corp., 4.50% due 1/20/2023	13,191,000	13,724,444
	TPG Specialty Lending, Inc., 3.875% due 11/1/2024	27,220,000	28,951,192
	Consumer Finance — 0.2%
[d]	Wells Fargo & Co., 4.478% (SOFR + 4.03%) due 4/4/2031	4,900,000	5,793,858
[a,d]	Wells Fargo Bank NA, 1.00% (LIBOR 3 Month + 0.20%) due 5/18/2022	14,750,000	14,825,963
	Diversified Financial Services — 3.8%
[a]	Antares Holdings L.P., 3.95% due 7/15/2026	7,750,000	8,064,030
	Bank of America Corp.,
[d]	0.536% (BSBY3M + 0.43%) due 5/28/2024	5,093,000	5,095,343
[d]	0.976% (SOFR + 0.69%) due 4/22/2025	9,525,000	9,554,908

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	1.197% (SOFR + 1.01%) due 10/24/2026	$ 7,639,000	$ 7,576,742
[d]	1.898% (SOFR + 1.53%) due 7/23/2031	5,504,000	5,340,696
[b,d]	Barclays plc, 1.536% (LIBOR 3 Month + 1.38%) due 5/16/2024	17,500,000	17,823,225
	BNP Paribas S.A.,
[a,b,d]	1.323% (SOFR + 1.00%) due 1/13/2027	7,000,000	6,913,200
[a,b,d]	2.219% (SOFR + 2.07%) due 6/9/2026	4,800,000	4,949,040
	Citigroup, Inc.,
[d]	0.699% (SOFR + 0.67%) due 5/1/2025	5,753,000	5,779,521
[d]	0.817% (SOFR + 0.77%) due 6/9/2027	17,355,000	17,353,612
[d]	1.122% (SOFR + 0.77%) due 1/28/2027	11,526,000	11,364,290
[d]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,562,868
	3.40% due 5/1/2026	2,425,000	2,650,695
[d]	4.412% (SOFR + 3.91%) due 3/31/2031	10,815,000	12,643,816
	Deutsche Bank AG,
[b]	0.898% due 5/28/2024	10,952,000	10,908,521
[b,d]	1.369% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	17,245,521
[b]	5.00% due 2/14/2022	6,350,000	6,519,672
	Goldman Sachs Group, Inc. (The),
[d]	0.547% (SOFR + 0.50%) due 9/10/2024	10,786,000	10,781,578
[d]	0.866% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,848,139
	HSBC Holdings plc,
[b,d]	1.589% (SOFR + 1.29%) due 5/24/2027	6,100,000	6,108,113
[b,d]	1.645% (SOFR + 1.54%) due 4/18/2026	3,025,000	3,065,444
[b,d]	2.013% (SOFR + 1.73%) due 9/22/2028	9,550,000	9,581,897
[b,d]	2.099% (SOFR + 1.93%) due 6/4/2026	6,800,000	6,994,344
	JPMorgan Chase & Co.,
[d]	0.91% (SOFR + 0.89%) due 4/22/2027	10,389,000	10,475,125
[d]	1.04% (SOFR + 0.70%) due 2/4/2027	3,351,000	3,293,731
[d]	1.045% (SOFR + 0.80%) due 11/19/2026	18,268,000	18,040,929
[d]	2.069% (SOFR + 1.02%) due 6/1/2029	4,897,000	4,934,756
[d]	0.63% (SOFR + 0.58%) due 6/23/2025	29,209,000	29,223,897
[b,d]	Lloyds Banking Group plc, 3.87% (H15T1Y + 3.50%) due 7/9/2025	3,500,000	3,792,670
[b]	Mitsubishi UFJ Financial Group, Inc., 2.623% due 7/18/2022	10,800,000	11,058,984
	Mizuho Financial Group, Inc.,
[b,d]	0.777% (LIBOR 3 Month + 0.63%) due 5/25/2024	4,854,000	4,881,668
[b,d]	2.226% (LIBOR 3 Month + 0.83%) due 5/25/2026	4,800,000	4,965,840
[b,d]	3.922% (LIBOR 3 Month + 1.00%) due 9/11/2024	10,850,000	11,619,807
[d]	Morgan Stanley, 0.725% (SOFR + 0.70%) due 1/20/2023	15,775,000	15,811,440
	National Securities Clearing Corp.,
[a]	0.75% due 12/7/2025	12,550,000	12,382,583
[a]	1.50% due 4/23/2025	7,000,000	7,137,410
	Natwest Group plc,
[b,d]	1.626% (LIBOR 3 Month + 1.47%) due 5/15/2023	1,952,000	1,971,325
[b,d]	1.642% (H15T1Y + 0.90%) due 6/14/2027	3,000,000	2,999,850
	Societe Generale S.A.,
[a,b,d]	1.792% (H15T1Y + 1.00%) due 6/9/2027	4,933,000	4,922,542
[a,b]	2.625% due 1/22/2025	4,000,000	4,180,200
[a,b]	3.875% due 3/28/2024	8,000,000	8,606,880
[a,b]	4.25% due 9/14/2023	9,000,000	9,682,470
[b]	Sumitomo Mitsui Financial Group, Inc., 0.948% due 1/12/2026	11,650,000	11,506,705
	Western Union Co., 2.85% due 1/10/2025	7,256,000	7,682,000
	Insurance — 0.3%
[a]	Global Atlantic Fin Co., 4.40% due 10/15/2029	27,285,000	30,203,949
			625,265,395
	Energy — 2.5%
	Energy Equipment & Services — 0.1%
[a]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	5,100,000	5,191,035
[a,b,e,f]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	3,997,362	206,224
	Oil, Gas & Consumable Fuels — 2.4%
[d]	BP Capital Markets America, Inc., 0.785% (LIBOR 3 Month + 0.65%) due 9/19/2022	6,771,000	6,802,079
	Buckeye Partners L.P., 4.15% due 7/1/2023	7,000,000	7,255,080
[a]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,168,000	10,255,508
	EQM Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	3,853,000	4,022,609
[a]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	10,435,000	10,689,197

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Galaxy Pipeline Assets Bidco Ltd.,
[a,b]	1.75% due 9/30/2027	$ 34,735,000	$ 35,081,655
[a,b]	2.16% due 3/31/2034	10,040,000	9,871,228
	Gray Oak Pipeline, LLC,
[a]	2.00% due 9/15/2023	7,678,000	7,834,708
[a]	3.45% due 10/15/2027	12,955,000	13,623,607
	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	13,850,000	14,177,968
[a,b]	Harvest Operations Corp., 1.00% due 4/26/2024	10,890,000	10,895,881
	HollyFrontier Corp., 2.625% due 10/1/2023	4,986,000	5,159,563
[a]	Midwest Connector Capital Co., LLC, 4.625% due 4/1/2029	16,535,000	17,568,933
	NuStar Logistics L.P., 4.75% due 2/1/2022	5,000,000	5,050,300
[d]	Occidental Petroleum Corp., 1.606% (LIBOR 3 Month + 1.45%) due 8/15/2022	11,200,000	11,143,440
[b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	10,007,000	10,273,687
	SA Global Sukuk Ltd.,
[a,b]	0.946% due 6/17/2024	14,331,000	14,324,408
[a,b]	1.602% due 6/17/2026	5,511,000	5,496,396
	Sinopec Group Overseas Development 2018 Ltd.,
[a,b]	1.45% due 1/8/2026	20,550,000	20,560,069
[a,b]	3.75% due 9/12/2023	11,800,000	12,535,376
[a]	Tennessee Gas Pipeline Co., LLC, 2.90% due 3/1/2030	11,946,000	12,396,364
			250,415,315
	Food & Staples Retailing — 0.4%
	Food & Staples Retailing — 0.4%
	7-Eleven, Inc.,
[a]	0.625% due 2/10/2023	5,947,000	5,950,449
[a]	0.80% due 2/10/2024	18,780,000	18,737,182
[a,b]	CK Hutchison International 20 Ltd., 2.50% due 5/8/2030	4,000,000	4,092,360
	Walgreens Boots Alliance, Inc., 3.20% due 4/15/2030	14,360,000	15,323,269
			44,103,260
	Food, Beverage & Tobacco — 0.8%
	Beverages — 0.3%
[a,b]	Becle SAB de CV, 3.75% due 5/13/2025	29,211,000	31,772,513
	Molson Coors Brewing Co., 2.10% due 7/15/2021	3,035,000	3,037,033
	Food Products — 0.2%
[d]	General Mills, Inc., 1.20% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,475,000	2,512,001
	Ingredion, Inc., 2.90% due 6/1/2030	14,725,000	15,433,862
	Tobacco — 0.3%
	Altria Group, Inc., 3.40% due 5/6/2030	4,870,000	5,160,057
	BAT Capital Corp.,
	2.726% due 3/25/2031	2,950,000	2,905,662
	3.557% due 8/15/2027	5,838,000	6,247,010
	BAT International Finance plc,
[b]	1.668% due 3/25/2026	4,764,000	4,769,907
[a,b]	3.95% due 6/15/2025	3,000,000	3,274,860
[a,b]	Imperial Brands Finance plc, 3.50% due 7/26/2026	3,000,000	3,218,850
			78,331,755
	Health Care Equipment & Services — 1.1%
	Health Care Equipment & Supplies — 0.3%
[a]	Alcon Finance Corp., 2.60% due 5/27/2030	4,800,000	4,905,648
	Boston Scientific Corp., 2.65% due 6/1/2030	6,824,000	7,054,651
	DENTSPLY SIRONA, Inc., 3.25% due 6/1/2030	4,755,000	5,088,896
	Zimmer Biomet Holdings, Inc., 3.55% due 3/20/2030	13,574,000	14,863,802
	Health Care Providers & Services — 0.8%
	AmerisourceBergen Corp.,
	0.737% due 3/15/2023	14,719,000	14,748,144
	2.80% due 5/15/2030	6,205,000	6,471,567
	Catholic Health Initiatives, 2.95% due 11/1/2022	7,000,000	7,225,050
[a]	Highmark, Inc., 1.45% due 5/10/2026	31,340,000	31,258,829
	Laboratory Corp. of America Holdings, 1.55% due 6/1/2026	19,555,000	19,556,564
			111,173,151
	Household & Personal Products — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Household Products — 0.1%
	Kimberly-Clark de Mexico SAB de CV,
[a,b]	2.431% due 7/1/2031	$ 5,330,000	$ 5,287,786
[a,b]	3.80% due 4/8/2024	3,900,000	4,173,273
			9,461,059
	Insurance — 4.9%
	Insurance — 4.9%
[a,b]	AIA Group Ltd., 3.375% due 4/7/2030	4,800,000	5,264,832
[a,b]	Ascot Group Ltd., 4.25% due 12/15/2030	4,528,000	4,766,444
[a]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	9,534,398
	Brighthouse Financial Global Funding,
[a,d]	0.779% (SOFR + 0.76%) due 4/12/2024	7,247,000	7,300,918
[a]	1.55% due 5/24/2026	7,538,000	7,602,525
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	10,707,000	13,031,704
[a,b]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	11,272,970
	Enstar Group Ltd.,
[b]	4.50% due 3/10/2022	1,950,000	1,990,892
[b]	4.95% due 6/1/2029	19,899,000	22,847,833
	Equitable Financial Life Global Funding,
[a]	1.00% due 1/9/2026	8,665,000	8,534,072
[a]	1.40% due 7/7/2025 - 8/27/2027	22,031,000	21,977,341
[a]	1.80% due 3/8/2028	7,633,000	7,577,126
[a]	F&G Global Funding, 1.75% due 6/30/2026	25,446,000	25,544,985
	Fairfax Financial Holdings Ltd.,
[a,b]	3.375% due 3/3/2031	5,261,000	5,492,694
[b]	4.625% due 4/29/2030	19,677,000	22,511,078
[a,b,g]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	17,701,752
[a]	Fidelity & Guaranty Life Holdings, Inc., 5.50% due 5/1/2025	6,571,000	7,546,531
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	8,469,000	8,446,388
	3.40% due 6/15/2030	11,286,000	12,156,376
	First American Financial Corp., 4.00% due 5/15/2030	4,845,000	5,383,037
[a]	GA Global Funding Trust, 1.00% due 4/8/2024	9,000,000	9,020,790
[a]	Guardian Life Global Funding, 0.875% due 12/10/2025	29,350,000	29,024,509
	Horace Mann Educators Corp., 4.50% due 12/1/2025	4,800,000	5,265,216
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	4,690,000	4,918,966
[a]	Jackson National Life Global Funding, 3.25% due 1/30/2024	10,000,000	10,651,100
[a,g]	MassMutual Global Funding II, 2.95% due 1/11/2025	15,000,000	16,063,500
	Mercury General Corp., 4.40% due 3/15/2027	3,751,000	4,235,104
	Metropolitan Life Global Funding I,
[a,d]	0.337% (SOFR + 0.32%) due 1/7/2024	14,683,000	14,713,100
[a]	0.40% due 1/7/2024	9,789,000	9,747,593
	New York Life Global Funding,
[a,d]	0.249% (SOFR + 0.22%) due 2/2/2023	14,125,000	14,129,661
[a,d,g]	0.526% (SOFR + 0.48%) due 6/9/2026	49,075,000	49,116,223
[a,d]	Pacific Life Global Funding II, 0.664% (SOFR + 0.62%) due 6/4/2026	13,475,000	13,490,496
[a,d]	Principal Life Global Funding II, 0.469% (SOFR + 0.45%) due 4/12/2024	6,725,000	6,735,962
[a]	Protective Life Corp., 3.40% due 1/15/2030	19,740,000	21,003,952
[a]	Protective Life Global Funding, 1.618% due 4/15/2026	14,716,000	14,920,994
	Reliance Standard Life Global Funding II,
[a]	2.75% due 5/7/2025	13,490,000	14,194,583
[a]	3.85% due 9/19/2023	9,950,000	10,635,754
[a]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	8,921,729
[a]	Security Benefit Global Funding, 1.25% due 5/17/2024	7,320,000	7,329,662
[b]	Sompo International Holdings Ltd., 4.70% due 10/15/2022	5,000,000	5,250,000
			495,852,790
	Materials — 0.7%
	Chemicals — 0.2%
[a]	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., L.P., 5.125% due 4/1/2025	9,870,000	11,302,433
[a,b]	OCP S.A., 5.625% due 4/25/2024	8,555,000	9,426,840
	Construction Materials — 0.1%
[h]	Martin Marietta Materials, Inc., 0.65% due 7/15/2023	14,635,000	14,663,099

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Containers & Packaging — 0.3%
[a,b]	CCL Industries, Inc., 3.05% due 6/1/2030	$ 9,810,000	$ 10,295,301
[a]	Graphic Packaging International, LLC, 1.512% due 4/15/2026	6,873,000	6,837,467
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	10,204,000	10,098,286
	Metals & Mining — 0.1%
[b]	AngloGold Ashanti Holdings plc (Guaranty: AngloGold Ashanti Ltd.), 5.125% due 8/1/2022	6,500,000	6,771,375
[a,b]	Newcrest Finance Pty Ltd., 3.25% due 5/13/2030	2,961,000	3,177,035
			72,571,836
	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
	Biotechnology — 0.4%
	Gilead Sciences, Inc., 0.75% due 9/29/2023	6,817,000	6,821,976
[g]	Regeneron Pharmaceuticals, Inc., 1.75% due 9/15/2030	19,469,000	18,468,099
	Royalty Pharma plc,
[a,b]	1.20% due 9/2/2025	7,532,000	7,468,128
[a,b]	1.75% due 9/2/2027	11,312,000	11,149,560
	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
	2.95% due 11/21/2026	2,460,000	2,644,599
	3.45% due 3/15/2022	5,000,000	5,084,550
[b,d]	AstraZeneca plc, 0.821% (LIBOR 3 Month + 0.67%) due 8/17/2023	10,524,000	10,621,768
[a]	Bayer US Finance II, LLC, 4.25% due 12/15/2025	2,500,000	2,787,225
[a]	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	5,034,440
			70,080,345
	Real Estate — 1.4%
	Equity Real Estate Investment Trusts — 1.4%
	American Tower Corp.,
	1.50% due 1/31/2028	19,800,000	19,285,992
	2.40% due 3/15/2025	7,375,000	7,708,497
	3.375% due 5/15/2024	5,475,000	5,857,867
	Crown Castle International Corp., 1.05% due 7/15/2026	43,475,000	42,533,331
	SBA Tower Trust,
[a]	1.631% due 11/15/2026	26,000,000	25,976,600
[a]	2.836% due 1/15/2050	12,525,000	13,059,442
	Service Properties Trust,
	4.35% due 10/1/2024	10,161,000	10,249,909
	4.65% due 3/15/2024	4,233,000	4,308,686
	5.25% due 2/15/2026	4,020,000	4,069,205
	Vornado Realty L.P.,
	2.15% due 6/1/2026	3,500,000	3,550,365
	3.40% due 6/1/2031	2,916,000	3,006,804
			139,606,698
	Retailing — 0.3%
	Internet & Direct Marketing Retail — 0.1%
	Booking Holdings, Inc., 4.625% due 4/13/2030	7,323,000	8,760,212
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	4,763,000	4,723,038
	3.90% due 4/15/2030	15,465,000	17,291,571
			30,774,821
	Semiconductors & Semiconductor Equipment — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
	Broadcom, Inc.,
	3.459% due 9/15/2026	3,127,000	3,403,333
	4.11% due 9/15/2028	15,820,000	17,785,319
	4.15% due 11/15/2030	2,980,000	3,344,067
	4.75% due 4/15/2029	6,917,000	8,046,338
	5.00% due 4/15/2030	2,607,000	3,081,474
[a]	Microchip Technology, Inc., 0.972% due 2/15/2024	18,694,000	18,690,448
	Micron Technology, Inc.,
	4.663% due 2/15/2030	4,150,000	4,831,596
	5.327% due 2/6/2029	7,690,000	9,299,978

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	SK Hynix, Inc.,
[a,b]	1.00% due 1/19/2024	$ 6,800,000	$ 6,778,036
[a,b]	1.50% due 1/19/2026	10,200,000	10,083,720
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	3,574,000	3,624,501
			88,968,810
	Software & Services — 1.8%
	Information Technology Services — 0.7%
	Block Financial, LLC, 2.50% due 7/15/2028	10,392,000	10,431,593
[b]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	7,160,000	7,653,968
[b]	Genpact Luxembourg Sarl/ Genpact USA, Inc., 1.75% due 4/10/2026	14,899,000	14,948,167
	Leidos, Inc., 2.30% due 2/15/2031	8,489,000	8,317,183
	Moody’s Corp., 3.75% due 3/24/2025	8,127,000	8,918,245
	Total System Services, Inc., 4.00% due 6/1/2023	3,835,000	4,075,685
[a]	Wipro IT Services, LLC, 1.50% due 6/23/2026	10,647,000	10,624,854
	Interactive Media & Services — 0.2%
	Baidu, Inc.,
[b]	1.72% due 4/9/2026	7,251,000	7,332,574
[b]	3.875% due 9/29/2023	6,000,000	6,378,420
[b]	4.375% due 5/14/2024	6,376,000	6,959,850
	Internet Software & Services — 0.3%
	Tencent Holdings Ltd.,
[a,b]	1.81% due 1/26/2026	19,525,000	19,850,677
[a,b]	2.39% due 6/3/2030	12,650,000	12,605,092
	Software — 0.6%
[a]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	12,642,394
	Oracle Corp.,
	1.65% due 3/25/2026	15,136,000	15,345,936
	2.30% due 3/25/2028	7,482,000	7,682,742
	VMware, Inc., 4.50% due 5/15/2025	22,691,000	25,361,504
			179,128,884
	Technology Hardware & Equipment — 1.6%
	Communications Equipment — 0.4%
	Motorola Solutions, Inc., 2.30% due 11/15/2030	1,582,000	1,556,197
[b]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	39,814,000	40,959,847
	Electronic Equipment, Instruments & Components — 0.5%
[b]	Flex Ltd., 4.875% due 5/12/2030	15,741,000	18,263,968
	Ingram Micro, Inc., 5.45% due 12/15/2024	5,596,000	6,367,576
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	18,905,530
	Vontier Corp.,
[a]	1.80% due 4/1/2026	5,272,000	5,254,919
[a]	2.40% due 4/1/2028	3,766,000	3,738,546
	Technology Hardware, Storage & Peripherals — 0.7%
	Hewlett Packard Enterprise Co., 4.65% due 10/1/2024	7,560,000	8,403,243
	HP, Inc.,
[a]	1.45% due 6/17/2026	19,632,000	19,528,343
	3.00% due 6/17/2027	22,397,000	24,003,537
	Lenovo Group Ltd.,
[b]	4.75% due 3/29/2023	935,000	987,042
[b]	5.875% due 4/24/2025	10,600,000	12,034,604
	NetApp, Inc., 2.375% due 6/22/2027	6,914,000	7,257,349
			167,260,701
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
	0.90% due 3/25/2024	9,625,000	9,645,694
	1.65% due 2/1/2028	2,905,000	2,883,387
	1.70% due 3/25/2026	9,905,000	10,011,379
[a]	2.55% due 12/1/2033	1,016,000	1,006,978
[a,b]	NBN Co. Ltd., 1.45% due 5/5/2026	29,450,000	29,470,615
	Qwest Corp., 6.75% due 12/1/2021	3,000,000	3,074,730

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Road & Rail — 0.1%
[a,b]	NTT Finance Corp., 1.162% due 4/3/2026	$ 13,500,000	$ 13,460,580
	Wireless Telecommunication Services — 0.7%
	Sprint Communications, Inc., 9.25% due 4/15/2022	67,194,000	71,410,424
			140,963,787
	Transportation — 0.3%
	Air Freight & Logistics — 0.1%
	TTX Co.,
[a]	4.15% due 1/15/2024	6,000,000	6,457,680
[a]	5.453% due 1/2/2022	265,810	272,524
	Airlines — 0.2%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95% due 7/15/2024	3,159,164	3,163,808
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25% due 10/22/2024	2,662,668	2,720,980
	Series 2013-1 Class B, 5.375% due 5/15/2023	18,169,966	18,221,569
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	700,000	710,136
			31,546,697
	Utilities — 6.6%
	Electric Utilities — 5.8%
	AEP Texas, Inc., 2.10% due 7/1/2030	19,455,000	19,101,892
[a]	Alexander Funding Trust, 1.841% due 11/15/2023	29,610,000	30,129,063
	Alliant Energy Finance, LLC,
[a]	1.40% due 3/15/2026	5,240,000	5,173,033
[a]	3.75% due 6/15/2023	9,673,000	10,223,877
	Ameren Corp.,
	1.75% due 3/15/2028	9,990,000	9,905,884
	3.50% due 1/15/2031	6,670,000	7,306,051
	American Electric Power Co., Inc.,
	0.75% due 11/1/2023	9,667,000	9,672,027
	2.30% due 3/1/2030	14,211,000	14,294,561
	Appalachian Power Co., 3.40% due 6/1/2025	7,000,000	7,572,810
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	9,499,415
	3.20% due 4/15/2025	9,395,000	10,100,564
	Black Hills Corp., 2.50% due 6/15/2030	5,490,000	5,600,129
[a,c]	Caledonia Generating, LLC, 1.95% due 2/28/2034	21,543,000	21,543,000
[d]	CenterPoint Energy, Inc., 0.684% (SOFR + 0.65%) due 5/13/2024	2,289,000	2,292,205
[a,b]	Comision Federal de Electricidad, 3.348% due 2/9/2031	20,210,000	20,052,160
	Consolidated Edison Co. of New York, Inc., Series 20A, 3.35% due 4/1/2030	6,835,000	7,525,130
	Consolidated Edison, Inc., 0.65% due 12/1/2023	34,039,000	34,033,554
	Dominion Energy, Inc., Series B, 3.60% due 3/15/2027	29,576,000	32,693,902
	Edison International, 2.40% due 9/15/2022	4,900,000	4,985,456
[a,b]	Enel Finance International N.V., 4.625% due 9/14/2025	18,443,000	20,938,153
	Entergy Arkansas, LLC, 4.00% due 6/1/2028	3,965,000	4,521,369
	Entergy Louisiana, LLC, 0.62% due 11/17/2023	6,555,000	6,563,456
	Entergy Mississippi, Inc., 3.25% due 12/1/2027	4,727,000	5,105,585
	Entergy Texas, Inc., 3.45% due 12/1/2027	12,000,000	12,972,720
	Eversource Energy, 3.80% due 12/1/2023	12,395,000	13,306,776
	Exelon Corp., 4.05% due 4/15/2030	9,640,000	10,975,429
[a]	ITC Holdings Corp., 2.95% due 5/14/2030	14,800,000	15,601,124
[a]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	9,414,000	10,414,520
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	14,660,000	14,182,377
[a]	Midland Cogeneration Venture L.P., 6.00% due 3/15/2025	2,151,865	2,186,317
[d]	Mississippi Power Co., Series A, 0.35% (SOFR + 0.30%) due 6/28/2024	6,780,000	6,782,983
[a]	Monongahela Power Co., 3.55% due 5/15/2027	3,300,000	3,636,171
[a]	Narragansett Electric Co., 3.395% due 4/9/2030	6,905,000	7,577,616
	NextEra Energy Capital Holdings, Inc.,
[d]	0.42% (LIBOR 3 Month + 0.27%) due 2/22/2023	33,970,000	33,974,416
	0.65% due 3/1/2023	5,000,000	5,017,300
	Northern States Power Co., 3.30% due 6/15/2024	10,000,000	10,628,000
	OGE Energy Corp., 0.703% due 5/26/2023	6,063,000	6,062,091

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Oklahoma Gas & Electric Co., 3.25% due 4/1/2030	$ 14,795,000	$ 16,093,705
	Pacific Gas and Electric Co.,
	1.367% due 3/10/2023	11,228,000	11,229,123
	1.75% due 6/16/2022	17,691,000	17,686,931
	PacifiCorp, 3.50% due 6/15/2029	2,963,000	3,291,656
[d]	PPL Electric Utilities Corp., 0.38% (SOFR + 0.33%) due 6/24/2024	10,496,000	10,503,452
	Public Service Co. of New Mexico, 5.35% due 10/1/2021	3,000,000	3,005,340
	Puget Energy, Inc.,
[a]	2.379% due 6/15/2028	8,825,000	8,914,309
	4.10% due 6/15/2030	4,742,000	5,318,580
[a]	Rochester Gas and Electric Corp., 1.85% due 12/1/2030	4,800,000	4,654,992
	San Diego Gas & Electric Co., 3.60% due 9/1/2023	4,212,000	4,460,550
	Southern California Edison Co.,
[d]	0.69% (SOFR + 0.64%) due 4/3/2023	19,476,000	19,522,548
[d]	Series F, 0.398% (SOFR + 0.35%) due 6/13/2022	14,453,000	14,461,238
	Southern Co.,
	3.25% due 7/1/2026	2,769,000	3,003,950
	Series 21-B 1.75% due 3/15/2028	5,000,000	4,950,400
	Series A, 3.70% due 4/30/2030	4,889,000	5,396,869
	Southern Power Co., 0.90% due 1/15/2026	4,703,000	4,622,485
	Transelec S.A.,
[a,b]	4.25% due 1/14/2025	6,000,000	6,526,080
[a,b]	4.625% due 7/26/2023	1,200,000	1,284,768
	Gas Utilities — 0.8%
[d]	CenterPoint Energy Resources Corp., 0.631% (LIBOR 3 Month + 0.50%) due 3/2/2023	7,649,000	7,650,377
	NiSource, Inc., 0.95% due 8/15/2025	14,735,000	14,623,751
[d]	ONE Gas, Inc., 0.735% (LIBOR 3 Month + 0.61%) due 3/11/2023	37,827,000	37,833,809
	Southern Co. Gas Capital Corp., 1.75% due 1/15/2031	19,569,000	18,600,921
			675,786,950
	Total Corporate Bonds (Cost $3,450,293,292)		3,549,821,804
	Long-Term Municipal Bonds — 0.4%
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.474% due 3/1/2022	600,000	608,346
	2.691% due 3/1/2023	580,000	601,187
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	1,170,000	1,189,586
	2.631% due 6/15/2024	860,000	880,434
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	29,675,000	30,144,755
	Redlands Redevelopment Agency Successor Agency (Insured: AMBAC) ETM, Series A, 5.818% due 8/1/2022	285,000	292,883
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	4,695,000	4,874,114
	4.00% due 9/15/2021	3,980,000	4,010,567
	Total Long-Term Municipal Bonds (Cost $41,850,487)		42,601,872
	Other Government — 0.2%
[a,b]	Bermuda Government International Bond, 2.375% due 8/20/2030	6,800,000	6,800,884
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[a,b]	2.004% due 9/18/2024	3,401,460	3,467,823
[a,b]	2.581% due 11/11/2024	3,545,967	3,674,991
[a,b]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	2,449,601	2,516,426
	Total Other Government (Cost $16,189,811)		16,460,124
	U.S. Treasury Securities — 8.1%
	United States Treasury Notes,
	0.25%, 7/31/2025	32,485,000	31,868,293
	0.625%, 5/15/2030	96,808,000	90,500,354
	0.875%, 11/15/2030	45,231,000	43,018,921
	1.125%, 2/15/2031	31,150,000	30,249,570
	1.50%, 10/31/2024 - 2/15/2030	93,435,000	96,312,641
	1.625%, 2/15/2026 - 8/15/2029	174,250,000	178,949,703

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	1.75%, 11/15/2029	$ 62,136,000	$ 64,145,711
	2.25%, 11/15/2025 - 8/15/2027	31,662,000	33,768,237
	2.625%, 2/15/2029	17,058,000	18,705,163
	United States Treasury Notes Inflationary Index,
	0.125%, 1/15/2030	39,901,256	43,813,474
	0.25%, 1/15/2025 - 7/15/2029	50,563,769	56,075,830
	0.375%, 7/15/2027	68,628,489	76,575,566
	0.875%, 1/15/2029	56,526,454	65,428,824
	Total U.S. Treasury Securities (Cost $797,823,127)		829,412,287
	U.S. Government Agencies — 0.6%
	ALEX Alpha, LLC (Guaranty: Export-Import Bank of the United States), 1.617%, 8/15/2024	1,413,043	1,439,424
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859%, 8/28/2021	124,175	124,362
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,d]	0.534% (LIBOR 3 Month + 0.35%), 4/15/2025	4,144,000	4,146,652
[b]	1.70%, 12/20/2022	1,560,000	1,559,080
	Private Export Funding Corp. (Guaranty: Export-Import Bank of the United States), Series KK, 3.55%, 1/15/2024	10,000,000	10,734,600
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[b]	2.06%, 1/15/2026	750,000	753,300
[b]	2.512%, 1/15/2026	3,250,000	3,309,735
	Santa Rosa Leasing, LLC (Guaranty: Export-Import Bank of the United States), 1.693%, 8/15/2024	1,687,282	1,718,294
	Small Business Administration Participation Certificates,
	Series 2001-20J Class 1, 5.76%, 10/1/2021	6,970	7,025
	Series 2008-20D Class 1, 5.37%, 4/1/2028	554,967	606,579
	Series 2009-20E Class 1, 4.43%, 5/1/2029	334,618	362,528
	Series 2009-20K Class 1, 4.09%, 11/1/2029	2,462,863	2,641,209
	Series 2011-20E Class 1, 3.79%, 5/1/2031	2,997,488	3,211,597
	Series 2011-20F Class 1, 3.67%, 6/1/2031	490,563	524,263
	Series 2011-20G Class 1, 3.74%, 7/1/2031	3,582,378	3,839,501
	Series 2011-20I Class 1, 2.85%, 9/1/2031	5,689,749	5,935,494
	Series 2011-20K Class 1, 2.87%, 11/1/2031	4,488,264	4,687,381
	Series 2012-20D Class 1, 2.67%, 4/1/2032	4,085,635	4,245,388
	Series 2012-20J Class 1, 2.18%, 10/1/2032	3,385,942	3,475,874
	Series 2012-20K Class 1, 2.09%, 11/1/2032	2,182,143	2,235,864
[a,d]	U.S. Department of Transportation, 6.001%, 12/7/2031	3,000,000	3,071,940
	Total U.S. Government Agencies (Cost $57,304,021)		58,630,090
	Mortgage Backed — 27.6%
	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO,
[a,d]	Series 2018-2 Class A1, 3.674% due 7/27/2048	1,543,937	1,543,937
[a,d]	Series 2020-2 Class A3, 5.00% due 1/26/2065	13,089,493	13,427,782
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2019-1 Class A1, 3.805% due 1/25/2049	10,161,275	10,316,390
[a,d]	Series 2019-1 Class A3, 4.132% due 1/25/2049	5,311,656	5,381,509
[a,d]	Series 2019-2 Class A1, 3.347% due 4/25/2049	4,823,565	4,892,775
[a,d]	Series 2019-3 Class A1, 2.962% due 10/25/2048	10,896,511	11,074,117
[a]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	6,701,930
[a]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	4,643,107
[a]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	3,284,964
[a,d]	Series 2021-1R Class A1, 1.175% due 10/25/2048	18,500,000	18,522,801
	BANK, CMBS, Series 2017-BNK5 Class A2, 2.987% due 6/15/2060	175,000	178,143
[a,d]	Bayview Commercial Asset Trust CMBS, Series 2004-3 Class A2, 0.512% (LIBOR 1 Month + 0.63%) due 1/25/2035	1,121,690	1,112,949
[a]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	3,238,523	3,318,374
[a,d]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,384,930
[a]	CFMT Issuer Trust, Whole Loan Securities Trust CMO, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	12,008,800	11,993,524
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[a,d]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	3,115,948	3,156,491
[a,d]	Series 2016-SH2 Class M3, 3.708% due 12/25/2045	3,177,727	3,271,150
[a,d]	CIM Trust, Whole Loan Securities Trust CMO, Series 18-INV1 Class A4, 4.00% due 8/25/2048	2,040,365	2,078,727
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 2.612% due 3/25/2034	70,922	70,922
[a,d]	Series 2014-A Class A, 4.00% due 1/25/2035	857,911	902,803
[a,d]	Series 2014-J1 Class B4, 3.642% due 6/25/2044	1,489,969	1,559,200
[a,d]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	30,000,000	30,692,577

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	COMM Mortgage Trust, CMBS, Series 2015-DC1 Class A4, 3.078% due 2/10/2048	$ 19,800,000	$ 20,805,499
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2013-HYB1 Class B3, 2.924% due 4/25/2043	3,082,022	3,175,546
[a,d]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	15,245,190	15,266,144
[a,d]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	21,357,749	21,322,654
[a,d]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	11,256,069	11,134,098
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2019-2 Class A1, 2.739% due 11/25/2059	10,248,284	10,374,905
[a,d]	Series 2021-2 Class A1, 0.931% due 6/25/2066	17,703,419	17,661,690
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	1,207,767	1,289,786
	Pool G16710, 3.00% due 11/1/2030	481,897	509,198
	Pool J17504, 3.00% due 12/1/2026	546,578	575,432
	Pool T65457, 3.00% due 1/1/2048	7,819,964	8,102,802
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	364,106	419,536
	Series 3291 Class BY, 4.50% due 3/15/2022	4,494	4,525
	Series 3504 Class PC, 4.00% due 1/15/2039	1,645	1,651
	Series 3838 Class GV, 4.00% due 3/15/2024	3,111,293	3,210,224
	Series 3919 Class VB, 4.00% due 8/15/2024	497,948	506,403
	Series 3922 Class PQ, 2.00% due 4/15/2041	333,776	339,463
	Series 4050 Class MV, 3.50% due 8/15/2023	896,030	921,521
	Series 4097 Class TE, 1.75% due 5/15/2039	408,451	409,200
	Series 4120 Class TC, 1.50% due 10/15/2027	1,055,513	1,067,811
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates CMBS,
	Series K717 Class A2, 2.991% due 9/25/2021	3,542,495	3,549,277
[d]	Series K719 Class A2, 2.731% due 6/25/2022	2,294,598	2,294,598
	Series K722 Class A2, 2.406% due 3/25/2023	4,800,000	4,922,250
	Series K725 Class A1, 2.666% due 5/25/2023	3,571,511	3,622,341
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[d]	Series 2017-1 Class HA, 3.00% due 1/25/2056	6,595,566	6,894,526
[d]	Series 2017-3 Class HA, 3.25% due 7/25/2056	11,625,392	12,255,874
[d]	Series 2017-4 Class HT, 3.25% due 6/25/2057	10,165,002	10,940,280
[d]	Series 2018-1 Class HA, 3.00% due 5/25/2057	7,100,292	7,428,970
[d]	Series 2018-2 Class HA, 3.00% due 11/25/2057	16,372,551	17,090,450
	Series 2018-3 Class HA, 3.00% due 8/25/2057	18,647,334	19,489,455
[d]	Series 2018-3 Class MA, 3.50% due 8/25/2057	14,053,190	14,763,617
	Series 2018-4 Class HA, 3.00% due 3/25/2058	15,307,923	16,006,318
	Series 2019-1 Class MA, 3.50% due 7/25/2058	35,360,544	37,205,010
	Series 2019-2 Class MA, 3.50% due 8/25/2058	35,197,405	37,075,180
	Series 2019-3 Class MA, 3.50% due 10/25/2058	18,318,233	19,276,092
	Series 2019-4 Class MA, 3.00% due 2/25/2059	26,298,589	27,618,318
	Series 2020-1 Class MA, 2.50% due 8/25/2059	4,635,764	4,718,127
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	48,471,109	49,297,096
	Series 2020-2 Class MA, 2.00% due 11/25/2059	35,396,579	35,840,406
	Series 2020-3 Class MA, 2.00% due 5/25/2060	19,287,831	19,510,380
	Series 2020-3 Class MT, 2.00% due 5/25/2060	5,087,544	5,146,664
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool QN2877, 2.00% due 7/1/2035	30,373,050	31,336,489
	Pool RA1833, 4.00% due 10/1/2049	985,928	1,056,622
	Pool RC1280, 3.00% due 3/1/2035	5,742,224	6,112,548
	Pool RC1535, 2.00% due 8/1/2035	64,292,111	66,363,659
	Pool RC1826, 2.00% due 2/1/2036	78,407,866	80,934,235
	Pool RD5039, 2.00% due 10/1/2030	61,322,616	63,469,924
	Pool RD5045, 2.00% due 11/1/2030	22,043,535	22,815,424
[h]	Pool RD5060, 2.00% due 6/1/2031	12,802,311	13,264,470
	Pool SB0308, 2.50% due 1/1/2035	54,696,888	57,713,563
	Pool SB0448, 2.00% due 11/1/2035	69,599,099	72,234,934
	Pool SB0464, 2.50% due 1/1/2036	15,318,783	16,210,702
	Pool SB8068, 1.50% due 10/1/2035	64,022,578	64,831,046
	Pool SB8083, 1.50% due 1/1/2036	86,332,230	87,422,421
	Pool SD0257, 3.00% due 1/1/2050	2,459,852	2,614,144
	Pool ZS7942, 3.00% due 2/1/2033	40,669,270	43,281,639
	Pool ZS8034, 3.00% due 6/1/2033	34,051,657	36,304,403
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	$ 1,841,230	$ 1,870,241
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	13,518,788	13,697,227
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	1,169,893	1,179,697
	Federal National Mtg Assoc., CMO REMIC,
	Series 2007-42 Class PA, 5.50% due 4/25/2037	42,760	44,262
[d]	Series 2009-17 Class AH, 0.585% due 3/25/2039	447,596	422,448
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	1,336	1,357
	Series 2012-129 Class LA, 3.50% due 12/25/2042	2,272,131	2,404,455
[d]	Series 2013-81 Class FW, 0.392% (LIBOR 1 Month + 0.30%) due 1/25/2043	5,193,244	5,201,175
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,929,416	19,509,849
	Federal National Mtg Assoc., UMBS Collateral,
	Pool 897936, 5.50% due 8/1/2021	379	379
	Pool AE0704, 4.00% due 1/1/2026	1,962,479	2,095,140
	Pool AK6518, 3.00% due 3/1/2027	588,955	620,707
	Pool AS3111, 3.00% due 8/1/2029	4,552,898	4,810,854
	Pool AS4916, 3.00% due 5/1/2030	455,588	481,230
	Pool AS7323, 2.50% due 6/1/2031	3,185,520	3,345,944
	Pool AS8242, 2.50% due 11/1/2031	5,278,780	5,536,453
	Pool AS9749, 4.00% due 6/1/2047	5,559,503	5,947,313
	Pool AV5059, 3.00% due 2/1/2029	2,926,283	3,092,080
	Pool BM4324, 3.50% due 7/1/2033	4,216,010	4,561,746
	Pool BM5490, 3.50% due 11/1/2031	4,970,686	5,314,757
	Pool BP8943, 2.00% due 7/1/2035	38,411,635	39,630,094
	Pool BP9550, 2.50% due 7/1/2035	6,543,800	6,895,118
	Pool BP9589, 2.50% due 8/1/2035	1,275,714	1,344,203
	Pool CA0200, 3.00% due 8/1/2032	10,351,688	11,014,221
	Pool CA3904, 3.00% due 7/1/2034	7,102,458	7,591,393
	Pool CA4102, 3.50% due 8/1/2029	6,440,916	6,974,877
	Pool CA5282, 3.00% due 3/1/2035	4,627,330	4,945,877
	Pool CA6862, 2.00% due 9/1/2035	14,218,172	14,756,653
	Pool CA7128, 2.00% due 9/1/2030	7,086,904	7,351,930
	Pool CA7470, 2.00% due 10/1/2035	64,022,780	66,447,499
	Pool CA7532, 1.50% due 10/1/2030	4,516,999	4,626,026
	Pool CA7536, 2.00% due 11/1/2030	12,261,524	12,716,778
	Pool CA7540, 2.00% due 10/1/2030	11,519,757	11,950,555
	Pool CA7891, 1.50% due 11/1/2035	17,403,054	17,673,986
	Pool FM1542, 3.50% due 9/1/2034	2,803,374	3,037,795
	Pool FM3758, 2.50% due 8/1/2031	29,810,645	31,218,155
	Pool FM4948, 1.50% due 12/1/2035	24,980,587	25,302,177
	Pool FM5458, 1.50% due 12/1/2035	33,272,704	33,714,361
	Pool FM7615, 2.00% due 6/1/2036	75,899,449	78,806,197
	Pool FM7616, 2.00% due 6/1/2036	68,614,132	71,105,365
	Pool FP0000, 3.00% due 11/1/2027	6,469,115	6,816,041
	Pool MA2815, 3.00% due 11/1/2026	1,306,423	1,372,513
	Pool MA3465, 4.00% due 9/1/2038	6,125,534	6,632,577
	Pool MA3953, 2.50% due 3/1/2030	5,180,253	5,424,413
	Pool MA4016, 2.50% due 5/1/2040	20,716,337	21,506,044
	Pool MA4095, 2.00% due 8/1/2035	49,226,134	50,787,642
	Pool MA4123, 2.00% due 9/1/2035	56,973,148	58,780,400
	Pool MA4148, 2.00% due 10/1/2030	27,262,239	28,217,027
	Pool MA4154, 1.50% due 10/1/2035	55,343,341	56,042,216
	Pool MA4155, 2.00% due 10/1/2035	52,329,160	53,989,099
	Pool MA4173, 2.00% due 11/1/2030	74,549,197	77,162,284
	Pool MA4178, 1.50% due 11/1/2035	51,128,647	51,774,299
	Pool MA4260, 1.50% due 2/1/2036	112,831,331	114,255,582
	Pool MA4279, 2.00% due 3/1/2036	28,996,431	29,925,682
[h]	Pool MA4309, 2.00% due 4/1/2031	14,617,062	15,144,667
[h]	Pool MA4368, 2.00% due 6/1/2031	34,548,036	35,795,054
[a,d]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	4,440,155	4,505,329
[a,d]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	3,919,196	3,975,906
[a,d]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class A43, 3.50% due 11/25/2057	176,320	176,658
[a,d]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	8,621,540	8,621,540

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	$ 9,463,221	$ 9,495,906
[a,d]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	10,769,791	10,999,135
[a,d]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	14,890,158	14,861,066
	Government National Mtg Assoc.,
[d]	Pool 731491, 5.31% due 12/20/2060	58,362	65,051
[d]	Pool MA0100, 2.875% (H15T1Y + 1.50%) due 5/20/2042	252,521	264,526
	Government National Mtg Assoc., CMO, Series 2016-32 Class LJ, 2.50% due 12/20/2040	5,897,515	5,993,844
[a,d]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2020-PJ2 Class B3, 3.601% due 7/25/2050	5,245,957	5,392,814
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2018-2 Class A1, 3.985% due 11/25/2058	2,543,843	2,580,445
[a,d]	Series 2019-3, 3.031% due 11/25/2059	7,594,851	7,682,044
	JPMBB Commercial Mortgage Securities Trust CMBS, Series 2016-C1 Class A2, 2.668% due 3/15/2049	1,372,202	1,373,961
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2014-IVR3 Class B4, 2.447% due 9/25/2044	1,940,616	1,941,988
[a,d]	Series 2018-3 Class B2, 3.761% due 9/25/2048	2,581,362	2,769,282
[a,d]	Series 2018-6 Class B2, 3.93% due 12/25/2048	1,065,955	1,087,905
[a,d]	Series 2019-5 Class B3, 4.545% due 11/25/2049	8,268,870	8,888,455
[a,d]	Series 2019-HYB1 Class B3, 3.822% due 10/25/2049	5,733,522	5,934,257
[a,d]	Series 2019-INV2 Class B3A, 3.78% due 2/25/2050	9,595,101	9,849,564
[a,d]	Mello Warehouse Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A, 0.892% (LIBOR 1 Month + 0.80%) due 11/25/2053	20,000,000	20,022,286
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 2.729% due 8/25/2034	189,690	193,091
[a,d]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	2,785,043	2,870,699
	MFA Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2020-NQM3, 1.014% due 1/26/2065	9,755,078	9,646,472
[a,d]	Series 2021-INV1, 0.852% due 1/25/2056	11,577,112	11,555,144
	Morgan Stanley Bank of America Merrill Lynch Trust CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,179,604
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	229,727	231,679
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2017-2A Class A3, 4.00% due 3/25/2057	4,938,600	5,272,239
[a,d]	Series 2017-3A Class A1, 4.00% due 4/25/2057	6,121,693	6,551,849
[a,d]	Series 2017-4A Class A1, 4.00% due 5/25/2057	7,036,189	7,489,779
[a,d]	Series 2017-5A Class A1, 1.592% (LIBOR 1 Month + 1.50%) due 6/25/2057	544,049	551,024
[a,d]	Series 2017-6A Class A1, 4.00% due 8/27/2057	2,905,631	3,108,131
[a,d]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	3,489,984	3,737,644
[a,d]	Series 2018-2A Class A1, 4.50% due 2/25/2058	6,759,905	7,205,970
[a,d]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	4,144,219	4,307,106
[a,d]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	30,000,000	29,995,704
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	591,017	610,788
[a,d]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.523% due 2/25/2050	3,247,725	3,319,094
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	36,052,019	36,998,907
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d]	Series 2013-6 Class B4, 3.509% due 5/25/2043	760,510	785,386
[d]	Series 2013-7 Class B4, 3.524% due 6/25/2043	876,188	894,953
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2019-3 Class A1, 2.703% due 9/25/2059	4,655,232	4,704,123
[a,d]	Series 2019-3 Class A3, 3.082% due 9/25/2059	3,182,209	3,221,445
[a,d]	Series 2020-2 Class A1, 1.381% due 5/25/2065	26,312,241	26,310,594
[a,d]	Series 2020-2 Class A2, 1.587% due 5/25/2065	5,112,454	5,110,497
[a,d]	Series 2020-2 Class A3, 1.895% due 5/25/2065	1,745,447	1,742,318
[a,d]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	1,505,786	1,527,167
[a,d]	Spruce Hill Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO, Series 2020-SH1 Class A1, 2.521% due 1/28/2050	19,066,082	19,344,359
[d]	Structured Asset Securities Corp., Mortgage Pass-Through Ctfs, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 2.288% due 3/25/2033	571,989	571,989
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,d]	Series 2019-3 Class A1, 2.784% due 7/25/2059	9,738,027	9,850,458
[a,d]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	5,086,802
[a,d]	Series 2020-2 Class M1, 5.36% due 5/25/2060	3,275,000	3,464,160
[a,d]	Series 2020-INV1 Class M1, 5.50% due 3/25/2060	900,000	958,178
[a,d]	Series 2021-R1 0.82% due 10/25/2063	21,578,633	21,552,159
[a,d]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.475% due 4/25/2065	14,071,475	14,164,429
[a,d]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.875% due 3/20/2045	1,498,231	1,550,534
	Total Mortgage Backed (Cost $2,801,505,388)		2,812,531,193

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Loan Participations — 1.4%
	Capital Goods — 0.4%
	Aerospace & Defense — 0.4%
[i]	Boeing Co., 1.369% (LIBOR 3 Month + 1.25%) due 2/7/2022	$ 36,302,315	$ 36,243,505
			36,243,505
	Media & Entertainment — 0.3%
	Media — 0.3%
[i]	Charter Communications Operating, LLC, 1.86% (LIBOR 1 Month + 1.75%) due 2/1/2027	24,339,582	24,157,035
[i]	Lamar Media Corp., 1.577% (LIBOR 1 Month + 1.50%) due 2/5/2027	4,750,000	4,666,875
[i]	Nielsen Finance LLC, 2.081% (LIBOR 1 Month + 2.00%) due 10/4/2023	1,428,184	1,426,399
			30,250,309
	Software & Services — 0.5%
	Software — 0.5%
[j]	Salesforce.com, Inc., due 12/23/2023	54,830,000	54,692,925
			54,692,925
	Utilities — 0.2%
	Electric Utilities — 0.2%
[i]	Pacific Gas and Electric Company, 2.327% (LIBOR 1 Month + 2.25%) due 1/3/2022	19,515,000	19,222,275
			19,222,275
	Total Loan Participations (Cost $140,212,981)		140,409,014
	Short-Term Investments — 9.8%
[k]	Thornburg Capital Management Fund	99,530,096	995,300,961
	Total Short-Term Investments (Cost $995,300,961)		995,300,961
	Total Investments — 100.6% (Cost $10,071,655,548)		$10,241,096,164
	Liabilities Net of Other Assets — (0.6)%		(61,714,916)
	Net Assets — 100.0%		$10,179,381,248

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $3,801,710,554, representing 37.35% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
e	Bond in default.
f	Non-income producing.
g	Segregated as collateral for a when-issued security.
h	When-issued security.
i	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2021.
j	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
k	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC	Insured by American Municipal Bond Assurance Corp.
BSBY3M	Bloomberg Short Term Bank Yield 3 Month
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
ETM	Escrowed to Maturity
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$902,817,411	$2,864,139,599	$(2,771,656,049)	$-	$-	$995,300,961	$959,910